Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2025 Fund - Fidelity Freedom Index 2025 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	14.17%
Annual Return 2014	6.27%
Annual Return 2015	(0.95%)
Annual Return 2016	7.46%
Annual Return 2017	15.15%
Annual Return 2018	(4.51%)
Annual Return 2019	19.69%
Annual Return 2020	13.55%
Annual Return 2021	9.51%
Annual Return 2022	(16.56%)